Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 43,152,499	$ 29,565,046
Accumulated amortization	(15,523,631)	(7,052,838)
Provision for impairment	(20,738,130)
Intangible assets, net	6,890,738	22,512,208
Land use right [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	2,626,781	3,005,644
Non-patent technology [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	704,630	482,604
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	4,181,273
Patent [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	29,879,744	19,879,743
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 5,760,071	$ 6,197,055